INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS, NET [Abstract]
Schedule of Intangible Assets
	December 31,
	2014	2015

Cost:
Technology	$4,627	$5,252

	4,627	5,252

Less accumulated amortization	153	789

Intangible assets, net	$4,474	$4,463

Schedule of estimated amortization expense
December 31, 2015

2016	$746
2017	746
2018	746
2019	746
2020-2023	1,479

$4,463